Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Common Stock Subject to Redemption

At March 31, 2023, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Common stock issuance costs	(2,855,000)
Plus:
Remeasurement of carrying value to redemption value	4,120,000
Common stock subject to possible redemption, March 31, 2022	$127,765,000
Less:
Distribution for redemption	(121,034,650)
Plus:
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$8,994,434

Schedule of Diluted Loss Per Share of Common Stock
	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Numerator:
Net loss	$(400,232)	$(414,045)

Denominator:
Basic and diluted loss per share – Class A	$(0.03)	(0.05)
Basic and diluted loss per share – Class B	$(0.03)	$(0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class A common stock issued and outstanding during the period	10,946,277	5,578,069
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500